SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent events
	Grant Date	Expiration Date	Vesting Period	Number of Stock Options Granted	Exercise Price	Black Scholes Valuation

Cartwright, Gene	7/14/2020	7/12/2030	Immediate	400,000	0.49	0.483
Faupel, Mark	7/14/2020	7/12/2030	Immediate	400,000	0.49	0.483
Imhoff, John	7/14/2020	7/12/2030	36 months	50,000	0.49	0.483
James, Michael	7/14/2020	7/12/2030	36 months	50,000	0.49	0.483
Clavijo, James	7/14/2020	7/12/2030	36 months	300,000	0.49	0.483
Battle, Lisa	7/14/2020	7/12/2030	36 months	178,000	0.49	0.483
Sufka, Melissa	7/14/2020	7/12/2030	36 months	178,000	0.49	0.483
Waterstreet, Alesandra	7/14/2020	7/12/2030	36 months	178,000	0.49	0.483
Sufka, Melissa	7/14/2020	7/12/2030	18 months	66,000	0.49	0.483
				1,800,000